CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	[2]
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS)
Net (loss) profit	$ (249,758)	$ (285,640)	[1]	$ 24,573	[1]
Items that will not be reclassified subsequently to income or loss:
Defined benefit obligation	3,630	(1,859)		3,568
Tax effect	(45)			(296)
Total income and expense that will not be reclassified subsequently to income or loss	3,585	(1,859)		3,272
Items that may be reclassified subsequently to income or loss:
Arising from cash flow hedges	(3,752)	9,663		10,006
Translation differences	3,239	(8,698)		(45,435)
Total income and expense that may be reclassified subsequently to income or loss	(513)	965		(35,429)
Items that have been reclassified to income or loss in the period:
Arising from cash flow hedges	8,091	2,390		(7,228)
Tax effect		(805)		(190)
Total transfers to income or loss	8,091	1,585		(7,418)
Other comprehensive income (loss) for the year, net of income tax	11,163	691		(39,575)
Total comprehensive (loss) income for the year	(238,595)	(284,949)		(15,002)
Attributable to the Parent	(235,022)	(281,097)		4,976
Attributable to non-controlling interests	$ (3,573)	$ (3,852)		$ (19,978)

[1]	While in previous periods Ferroglobe presented interest paid as cash flows from operating activities, management deems interest paid as among activities that alter the borrowing structure of the Company and therefore most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements. Previous periods have been restated in order to show interest paid as net cash used in financing activities.
[2]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations (see Note 29).